Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, Net
8 .	Accounts receivable, net

	December 31,
	2018	2019
	RMB	RMB
Accounts receivable, gross	44,771	62,630
Less: allowance for doubtful receivables	(922)	(922)

Accounts receivable, net	43,849	61,708

The following table summarizes the details of the Company’s allowance for doubtful accounts:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	—	(500)	(922)
Additions charged to general and administrative expenses, net of recoveries	(500)	(632)	—
Write-off during the year	—	210	—

Balance at end of the year	(500)	(922)	(922)